Submission	Sep. 29, 2026
Submission [Line Items]
Central Index Key	0000096223
Registrant Name	Jefferies Financial Group Inc.
Registration File Number	333-295759
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES